Goodwill (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Goodwill
Goodwill	$ 5,350,114	$ 4,686,324
Cost
Goodwill
Goodwill	5,647,235	4,983,445
Cost | Interconexion Electrica S.A. E.S.P.
Goodwill
Goodwill	3,755,835	3,092,045
Cost | Oleoducto Central S.A.
Goodwill
Goodwill	683,496	683,496
Cost | Hocol Petroleum Ltd.
Goodwill
Goodwill	537,598	537,598
Cost | Invercolsa S.A.
Goodwill
Goodwill	434,357	434,357
Cost | Andean Chemical Ltd
Goodwill
Goodwill	127,812	127,812
Cost | Esenttia S.A.
Goodwill
Goodwill	108,137	108,137
Accumulated impairment | Hocol Petroleum Ltd.
Goodwill
Goodwill	$ (297,121)	$ (297,121)